Equity share capital and share premium (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of authorized shares

	March 31,
Authorized shares	2022	2023
	Numbers of Shares	Numbers of Shares
Ordinary shares of INR 0.008 ($ 0.0001) each	500,000,000	500,000,000
Ordinary share Class A of INR 0.008 ($ 0.0001) each	10,000,000	10,000,000
Ordinary share Class F of INR 0.008 ($ 0.0001) each	3,159,375	3,159,375
Preference shares of INR 0.008 ($ .0001) each	10,000,000	10,000,000
	523,159,375	523,159,375

Schedule of changes in share capital and share premium

Ordinary shares
	Numbers of Shares	Share Capital	Share Premium
Balance as at April 1, 2021	62,126,623	838	20,240,055
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	459,213	4	46,419
Balance as at March 31, 2022	62,585,836	842	20,286,474

Balance as at April 1, 2022	62,585,836	842	20,286,474
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	1,062,091	8	102,325
Balance as at March 31, 2023	63,647,927	850	20,388,799

Schedule of Classes of Shares Outstanding

		Number of shares as at
Class of shares	Nominal value	March 31, 2023	March 31, 2022
Ordinary shares*	$0.0001	59,400,888	58,132,574
Ordinary shares class A	$0.0001	2,392,168	2,392,168
Ordinary shares class F*	$0.0001	1,854,871	2,061,094

*	For movement in Ordinary shares class F to Ordinary shares, refer to note 6.

Schedule of changes in treasury shares

For details of shares reserved for issuance under the warrant agreement with Macquarie Corporate Holding Pty Limited, refer to Note 36.

Treasury shares
	Numbers of Shares	Amount
Balance as at April 1, 2021	999	11,219
Exercise of options	-	-
Balance as at March 31, 2022	999	11,219

Balance as at April 1, 2022	999	11,219
Exercise of options	-	-
Balance as at March 31, 2023	999	11,219